OPERATING SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
OPERATING SEGMENT AND GEOGRAPHIC INFORMATION
12.	OPERATING SEGMENT AND GEOGRAPHIC INFORMATION

Operating Segment Information

Effective January 1, 2016, we changed our organizational structure in an effort to create more effective and efficient business operations and to improve customer and product focus. In that regard, we revised the information that our chief executive officer, who is also our chief operating decision maker, regularly reviews for purposes of allocating resources and assessing performance.  As a result, beginning January 1, 2016, we now report our financial performance based on our two new reportable segments, Data Center and Network Services and Cloud and Hosting Services, as follows:

Data Center and Network Services

Our Data Center and Network Services segment consists of colocation and Internet Protocol (“IP”) connectivity services.

Colocation

Colocation involves providing physical space within data centers and associated services such as power, interconnection, environmental controls, monitoring and security while allowing our customers to deploy and manage their servers, storage and other equipment in our secure data centers. We sell our colocation services at 51 data centers across North America, Europe and the Asia-Pacific region. We refer to 15 of these facilities as “company-controlled,” meaning we control the data center operations, staffing and infrastructure and have negotiated long-term leases for the facilities. For company-controlled facilities, in most cases we design the data center infrastructure, procure the capital equipment, deploy the infrastructure and are responsible for the operation and maintenance of the facility. We refer to the remaining 36 data centers as “partner” sites. In these locations, a third party designs and deploys the infrastructure and provides for the operation and maintenance of the facility.

IP Connectivity

IP connectivity includes our patented Performance IP™ service, content delivery network services, IP routing hardware and software platform and Managed Internet Route Optimizer™ Controller. By intelligently routing traffic with redundant, high-speed connections over multiple, major Internet backbones, our IP connectivity provides high-performance and highly-reliable delivery of content, applications and communications to end users globally. We deliver our IP connectivity through 86 IP service points around the world.

Cloud and Hosting Services

Our cloud and hosting services segment consists of hosted Infrastructure-as-a-Service as a cloud platform or via managed hosting. For both Infrastructure-as-a-Service options, we provision and maintain the hardware, data center infrastructure and interconnection, while allowing our customers to own and manage their software applications and content.

Cloud

Cloud services involve providing compute and storage services via an integrated platform that includes servers, storage and network. We built our next generation cloud platform with our high-density colocation, Performance IP service and OpenStack, a leading open source technology for cloud services. We deliver our cloud services in eight locations across North America, Europe and the Asia-Pacific region.

Managed Hosting

Managed hosting involves providing a single tenant infrastructure environment consisting of servers, storage and network. We deliver this customizable infrastructure platform based on enterprise-class technology to support complex application and compliance requirements for our customers. We deliver our managed hosting services in 11 locations across North America, Europe and the Asia-Pacific region.

Segment profit is calculated as segment revenues less direct costs of sales and services, exclusive of depreciation and amortization for the segment, and does not include direct costs of customer support.

	Year Ended December 31,
	2015	2014	2013
Revenues:
Data center and network services	$213,040	$226,528	$230,945
Cloud and hosting services	105,253	108,431	52,397
Total revenues	318,293	334,959	283,342

Direct costs of sales and services, exclusive of depreciation and amortization:
Data center and network services	104,105	115,820	114,847
Cloud and hosting services	27,335	29,126	17,165
Total direct costs of sales and services, exclusive of depreciation and amortization	131,440	144,946	132,012

Segment profit:
Data center and network services	108,935	110,708	116,098
Cloud and hosting services	77,918	79,305	35,232
Total segment profit	186,853	190,013	151,330

Exit activities, restructuring and impairments	2,278	4,520	1,414
Other operating expenses, including direct costs of customer support, depreciation and amortization	210,470	199,832	157,403
Loss from operations	(25,895)	(14,339)	(7,487)
Non-operating expenses	26,408	26,775	12,841
Loss before income taxes and equity in (earnings) of equity-method investment	$(52,303)	$(41,114)	$(20,328)

Total assets by segment are as follows (in thousands):

	December 31,
	2015	2014
Data center and network services	$309,240	$286,689
Cloud and hosting services	224,831	281,340
Corporate	20,540	22,706
	$554,611	$590,735

We present goodwill by segment in note 7, and as discussed in that note, we did not record an impairment charge during the years ended December 31, 2015 and 2014.

Geographic Information

Revenues are allocated to countries based on location of services. Revenues, by country with revenues over 10% of total revenues, are as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Revenues:
United States	$245,853	$258,770	$257,591
Canada	47,021	47,479	4,303
Other countries	25,419	28,710	21,448
	$318,293	$334,959	$283,342

Net property and equipment, by country with assets over 10% of total property and equipment, is as follows (in thousands):

	December 31,
	2015	2014
United States	$272,178	$278,065
Canada	54,286	60,320
Other countries	2,236	3,760
	$328,700	$342,145